Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss carryforwards	$ 50,070	$ 43,699
Inventory	439
Research and development	3,719	3,771
Employee and payroll accrued expenses	443	376
Operating lease liabilities	1,022	1,147
Other	425	1,507
Total deferred tax assets	56,118	50,500
Right of use assets	(896)	(1,069)
Intangible assets	(15,131)	(19,185)
Total deferred tax liabilities	(16,027)	(20,254)
Deferred tax assets, net	40,091	30,246
Less valuation allowance for deferred tax assets	(40,091)	(30,246)
Deferred tax assets